Mar. 01, 2017

TRANSAMERICA FUNDS

Transamerica Government Money Market

(formerly, Transamerica Money Market)

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectus

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The second paragraph in the “Performance” section of the Prospectus and Summary Prospectus is deleted and replaced to read as follows:

Absent any limitation of the fund’s expenses, total returns would be lower. Prior to May 1, 2016, the fund operated as a “prime” money market fund and invested in certain types of securities that the fund is no longer permitted to hold. Consequently, the performance information below might have been different if the current investment limitations had been in effect prior to the conversion to a government money market fund. Performance shown for periods prior to May 1, 2016 reflects the fund’s former investment strategy.

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Investors Should Retain this Supplement for Future Reference

October 13, 2017

TRANSAMERICA FUNDS

Transamerica Government Money Market

(formerly, Transamerica Money Market)

Supplement to the Currently Effective Class R, Class R4 and Class I3 Prospectus, Summary Prospectus and

Statement of Additional Information

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Class R shares of Transamerica Government Money Market (the “fund”) have been renamed Class R2 shares. All references in the Class R, Class R4 and Class I3 Prospectus, Summary Prospectus and Statement of Additional Information to Class R shares of the fund are hereby changed to Class R2 shares.

Class R2, R4 and I3 shares of the fund are now available for purchase.

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The table below replaces in its entirety the corresponding table found in the Prospectus and Summary Prospectus under the heading “Fees and Expenses”:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R2	R4	I3
Management fees[1]	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%[2]	0.25%	None
Other expenses[3]	0.33%	0.07%	0.07%
Total annual fund operating expenses	0.83%	0.57%	0.32%
Fee waiver and/or expense reimbursement[4]	0.03%	0.07%	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.80%	0.50%	0.30%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the fund’s payment of a single management fee effective March 1, 2016. Management fees have also been restated to reflect a reduction in contractual management fees effective October 13, 2017.
[2]	Distribution and service (12b-1) fees on Class R2 shares have been restated to reflect a reduction in such fees.
[3]	Other expenses are based on estimates for the current fiscal year.
[4]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2018 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.80% for Class R2 shares, 0.50% for Class R4 shares, and 0.30% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the previous 36 months if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

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The table below replaces in its entirety the table found in the Prospectus and Summary Prospectus under the heading “Example”:

	1 year	3 years	5 years	10 years
Class R2	$82	$262	$458	$1,023
Class R4	$51	$176	$311	$707
Class I3	$31	$101	$178	$404

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The first and second paragraphs in the “Performance” section of the Prospectus and Summary Prospectus are deleted and replaced to read as follows:

Performance: The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows the fund’s average annual total returns for different periods. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower returns. The table includes deduction of applicable sales charges.

The fund acquired the assets and assumed the liabilities of three Transamerica Partners funds on October 13, 2017, and the fund is the accounting and performance survivor of the reorganizations. Transamerica Partners fund shareholders received Class R2, Class R4 or Class I3 shares of the fund in the reorganizations.

The past performance shown below is for Class A shares. Class A shares are not offered in this prospectus. Although Class R2, Class R4 and Class I3 shares would have similar annual returns as Class A shares because the classes are invested in the same portfolio of securities, the returns for Class R2, Class R4 and Class I3 shares will differ from Class A shares to the extent that the classes have different expenses. Performance information for Class R2, Class R4 and Class I3 shares will be included in a future prospectus after the classes have been in operation for one calendar year.

Absent any limitation of the fund’s expenses, total returns would be lower. Prior to May 1, 2016, the fund operated as a “prime” money market fund and invested in certain types of securities that the fund is no longer permitted to hold. Consequently, the performance information below might have been different if the current investment limitations had been in effect prior to the conversion to a government money market fund. Performance shown for periods prior to May 1, 2016 reflects the fund’s former investment strategy.

* * *

Investors Should Retain this Supplement for Future Reference

October 13, 2017

TRANSAMERICA FUNDS

Transamerica Government Money Market

(formerly, Transamerica Money Market)

Supplement to the Currently Effective Retail Prospectus and Summary Prospectus

* * *

The second paragraph in the “Performance” section of the Prospectus and Summary Prospectus is deleted and replaced to read as follows:

Absent any limitation of the fund’s expenses, total returns would be lower. Prior to May 1, 2016, the fund operated as a “prime” money market fund and invested in certain types of securities that the fund is no longer permitted to hold. Consequently, the performance information below might have been different if the current investment limitations had been in effect prior to the conversion to a government money market fund. Performance shown for periods prior to May 1, 2016 reflects the fund’s former investment strategy.

* * *

Investors Should Retain this Supplement for Future Reference

October 13, 2017